Corporate information - Business Combination with Unicesumar (Details) - Unicesumar [Member] $ in Thousands	Aug. 23, 2021 USD ($) item
Disclosure of detailed information about business combination [abstract]
Age of digital education market as at the date of business combination	30 years
Number of hubs recognised in a business combination	760
Number of students as at the date of acquisition	331
Number of students in a digital education as at the date of business combination	314
Number of students in current medical seats	348
Enterprise value | $	$ 3,228
Equity value | $	3,150
Net debt | $	$ 78
Percentage of equity value paid in cash as at the date of business combination	62.90%
Percentage of equity value paid in shares as at the date of business combination	19.40%
Percentage of ownership interest held by acquiree.	23.60%
Business combination, percentage of equity value held in cash	17.70%
Bottom of range
Disclosure of detailed information about business combination [abstract]
Number of students in medicine as at the date of business combination	1,600